Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Goodwill	11 Goodwill
Recognition and measurement
Goodwill is not amortised; it is tested annually at 30 September for impairment or more frequently if events or changes in circumstances indicate a potential impairment. Refer to note 4 for further information.

	2023 US$m	2022 US$m
Net book value
At 1 January	826	879
Adjustment on currency translation	(29)	(53)
At 31 December	797	826
– cost	16,237	15,974
– accumulated impairment	(15,440)	(15,148)

At 1 January
– cost	15,974	16,987
– accumulated impairment	(15,148)	(16,108)
At 31 December, goodwill has been allocated as follows:

	2023 US$m	2022 US$m
Net book value
Richards Bay Minerals	370	405
Pilbara	342	337
Dampier Salt	85	84
	797	826
Impairment tests for goodwill
Richards Bay Minerals
Richards Bay Minerals’ annual impairment review resulted in no impairment charge for 2023 (2022: no impairment charge). The recoverable amount has been assessed by reference to the CGU’s FVLCD, in line with the policy set out in note 4 and classified as level 3 under the fair value hierarchy.
FVLCD was determined by estimating cash flows until the end of the life-of-mine plan including anticipated expansions. In arriving at FVLCD, a post-
tax discount rate of 8.6% (2022: 8.6%) has been applied to the post-tax cash flows expressed in real terms.
The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding change in FVLCD are set out below:

	2023 US$m	2022 US$m
5% increase in the titanium slag price	217	207
1% increase in the discount rate applied to post-tax cash flows	(175)	(140)
10% strengthening of the South African rand	272	263
Future selling prices and operating costs have been estimated in line with the policy set out in note 4. The recoverable amount of the cash-
generating unit (CGU) exceeds the carrying value when each of these sensitivities is applied while keeping all other assumptions constant.